Note 4 - Accrued Liabilities (Details) - Accrued Liabilities - USD ($) $ in Thousands	Sep. 30, 2015	Dec. 31, 2014		Dec. 31, 2013
Accrued Liabilities [Abstract]
Accrued professional fees	$ 175	$ 117		$ 15
Accrued clinical trial costs	151
Accrued bonuses	268
Accrued vacation	103	86		81
Accrued payroll and other related expenses	49
Other accruals	81	20		21
Total accrued liabilities	$ 827	$ 223	[1]	$ 516

[1]	The condensed consolidated balance sheet as of December 31, 2014 has been derived from the audited consolidated financial statements as of that date.